SUBSEQUENT EVENTS (Details Narrative) - USD ($)			6 Months Ended
	Jul. 28, 2022	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2021	May 18, 2022	Apr. 26, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value			$ 0.001				$ 0.001
Warrants to purchase shares					10,220,193
Warrants exercise price					$ 0.001
Allowance for doubtful account			$ 46,705				$ 0
Impairment charges			0	$ 0
Operating Lease, Liability			$ 98,736			$ 98,736
Software Development [Member]
Subsequent Event [Line Items]
Estimated useful life			5 years
Tools, Dies and Molds [Member]
Subsequent Event [Line Items]
Estimated useful life			5 years
Building [Member]
Subsequent Event [Line Items]
Estimated useful life			40 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Subsequent Event [Line Items]
Concentration risk, percentage			22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Subsequent Event [Line Items]
Concentration risk, percentage			13.00%
Minimum [Member] | Office Equipment [Member]
Subsequent Event [Line Items]
Estimated useful life			3 years
Minimum [Member] | Furniture and Fixtures [Member]
Subsequent Event [Line Items]
Estimated useful life			5 years
Minimum [Member] | Machinery and Equipment [Member]
Subsequent Event [Line Items]
Estimated useful life			6 years
Minimum [Member] | Building Improvements [Member]
Subsequent Event [Line Items]
Estimated useful life			10 years
Minimum [Member] | Vehicles [Member]
Subsequent Event [Line Items]
Estimated useful life			5 years
Maximum [Member] | Office Equipment [Member]
Subsequent Event [Line Items]
Estimated useful life			5 years
Maximum [Member] | Furniture and Fixtures [Member]
Subsequent Event [Line Items]
Estimated useful life			7 years
Maximum [Member] | Machinery and Equipment [Member]
Subsequent Event [Line Items]
Estimated useful life			10 years
Maximum [Member] | Building Improvements [Member]
Subsequent Event [Line Items]
Estimated useful life			15 years
Maximum [Member] | Vehicles [Member]
Subsequent Event [Line Items]
Estimated useful life			7 years
Accredited Investor [Member] | Equity Private Placement [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		1,500,000
Warrants exercise price		$ 8.00
Stock Issued During Period, Shares, New Issues		1,500,000
Proceeds from Issuance of Private Placement		$ 12,000,000
Note Securities Purchase Agreement [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Debt aggregate principal amount		$ 33,333,333
Debt conversion price		$ 10.00
Common stock, par value		$ 0.001
Warrants to purchase shares		3,333,333
Warrants exercise price		$ 10.00
Interest rate		18.00%
Amendment Agreement [Member] | Subsequent Event [Member] | Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Debt aggregate principal amount	$ 33,333,333
Debt conversion price	$ 1.06
Proceeds from restricted funds account	$ 29,000,000
Payment for repurchase of notes	$ 22,000,000
Debt description	The 2022 Amendment Agreement also amended the RRA to require the Company to register (i) the number of shares of common stock equal to 200% of the shares issuable upon conversion of the Note and (ii) the number of shares of common stock equal to 200% of the shares issuable upon exercise of the warrant issued under the SPA
Shares restricted for future issuance	15,050,315
Palladium January 2020 Purchase Agreement Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercise price	$ 1.06
Palladium January 2020 Purchase Agreement Warrants [Member] | Subsequent Event [Member] | Palladium Warrants [Member]
Subsequent Event [Line Items]
Warrants exercisable	240,000
Palladium January 2020 Purchase Agreement Warrants [Member] | Subsequent Event [Member] | January 2020 Warrants [Member]
Subsequent Event [Line Items]
Warrants exercisable	3,333,333
Palladium January 2020 Purchase Agreement Warrants [Member] | Subsequent Event [Member] | Palladium Capital Group LLC [Member]
Subsequent Event [Line Items]
Warrants exercisable	533,333
Technology License Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash payment	$ 10,000,000
Issuance of common stock for restricted shares	250,000
Technology License Agreements [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Indebtedness amount	$ 500,000
Technology License Agreements [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Indebtedness amount	$ 10,000,000